Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	80-0682103
EBP, Plan Number	002
Total Wrapped Holdings	$ 174,593
Participant loans	64,252
Total Assets (Held at End of Year)	$ 3,233,479
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Borrowing term - Participant loans	0 years
Interest rate- Participant loans	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Borrowing term - Participant loans	30 years
Interest rate- Participant loans	10.50%
Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	$ 108,167
Registered investment companies (mutual funds)
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	145,328
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	2,653,160
Kinder Morgan, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	85,539
Total Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	177,033
Investment, Identifier [Axis]: Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	145,328
Investment, Identifier [Axis]: IGT Dodge and Cox A or Better Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	9,174
Investment, Identifier [Axis]: IGT Invesco A or Better Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	9,172
Investment, Identifier [Axis]: IGT Invesco A or Better Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	18,357
Investment, Identifier [Axis]: IGT Invesco High Quality Short-term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	82,829
Investment, Identifier [Axis]: IGT Jennison A or Better Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	18,323
Investment, Identifier [Axis]: IGT Loomis Sayles A or Better Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	9,197
Investment, Identifier [Axis]: IGT Loomis Sayles A or Better Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	9,195
Investment, Identifier [Axis]: IGT PIMCO A or Better Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	9,177
Investment, Identifier [Axis]: IGT PIMCO A or Better Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	9,169
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income Fund Class B
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	139,103
Investment, Identifier [Axis]: MFS International Equity CIT Class 7
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	64,155
Investment, Identifier [Axis]: Morgan Stanley Institutional Liquidity Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	2,440
Investment, Identifier [Axis]: Self-Directed Brokerage Account-Common Stock Interest Bearing Cash Bonds Exchange Traded Funds Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	108,140
Investment, Identifier [Axis]: Self-Directed Brokerage Account-Kinder Morgan Inc Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	27
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. Index Securities Lending Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	268,095
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	166,504
Investment, Identifier [Axis]: State Street S&P 500 Index Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	586,647
Investment, Identifier [Axis]: State Street Target Retirement 2025 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	87,881
Investment, Identifier [Axis]: State Street Target Retirement 2030 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	137,665
Investment, Identifier [Axis]: State Street Target Retirement 2035 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	115,993
Investment, Identifier [Axis]: State Street Target Retirement 2040 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	147,022
Investment, Identifier [Axis]: State Street Target Retirement 2045 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	133,902
Investment, Identifier [Axis]: State Street Target Retirement 2050 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	121,474
Investment, Identifier [Axis]: State Street Target Retirement 2055 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	80,894
Investment, Identifier [Axis]: State Street Target Retirement 2060 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	34,177
Investment, Identifier [Axis]: State Street Target Retirement 2065 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	11,872
Investment, Identifier [Axis]: State Street Target Retirement 2070 Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	1,197
Investment, Identifier [Axis]: State Street Target Retirement Income Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	99,317
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	139,871
Investment, Identifier [Axis]: Victory Integrity Small/Mid Cap Value Fund - Member Class
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	27,045
Investment, Identifier [Axis]: Westfield Small/Mid Cap Growth Equity Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	75,484
Investment, Identifier [Axis]: William Blair Large Cap Growth CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held at end of year, current value	$ 214,862